PROPERTY, PLANT AND EQUIPMENT - Changes in Net Carrying Amounts of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 11,143	$ 10,749
Additions	2,815	2,510
Depreciation	(2,174)	(2,087)
Other	(4)	(29)
Property, plant and equipment	11,780	11,143
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	693	687
Additions	40	61
Depreciation	(32)	(30)
Other	(4)	(25)
Property, plant and equipment	697	693
Cable and wireless network
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,046	7,073
Additions	1,556	1,125
Depreciation	(1,128)	(1,150)
Other	0	(2)
Property, plant and equipment	7,474	7,046
Computer equipment and software
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,189	1,872
Additions	653	867
Depreciation	(633)	(549)
Other	0	(1)
Property, plant and equipment	2,209	2,189
Communication and network equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	475	404
Additions	423	315
Depreciation	(269)	(244)
Other	0	0
Property, plant and equipment	629	475
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	276	264
Additions	44	40
Depreciation	(31)	(28)
Other	0	0
Property, plant and equipment	289	276
Equipment and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	464	449
Additions	99	102
Depreciation	(81)	(86)
Other	0	(1)
Property, plant and equipment	$ 482	$ 464